Transactions with Related Parties - Compensation (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Transactions with related parties
Defined benefit obligation		$ 3,184,365	$ 3,276,400
Service cost		175,648	148,987
Contributions to plan, net defined benefit liability (asset)		$ 6,972	600
Target period for revenue and EBITDA		5 years
Present value of this long-term employee benefit obligation		$ 207,640
Net cost of related services		207,640	225,804	$ 199,195
Directors, alternate directors and officers
Transactions with related parties
Key management compensation		1,115,354	936,794	869,556
Defined benefit obligation		212,310	196,584	170,856
Cumulative contributions made by the Group to the pension and seniority premium plans on behalf of these directors and officers		$ 76,241	71,744	82,768
Directors, alternate directors and officers | Cable
Transactions with related parties
Deferred compensation paid	$ 1,107,658		1,208	199,726
Officers | Cable
Transactions with related parties
Defined benefit obligation			1,224,000	1,258,013
Deferred compensation plan term					5 years
Service cost			225,804	199,195
Contributions to plan, net defined benefit liability (asset)			435,500	$ 700,000
Deferred compensation paid			$ 470,000